BlueStar Israel Technology ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Cayman Islands - 0.9%
Software - 0.9%(e)
Sapiens International Corp. NV	28,046	$811,651

Gibraltar - 0.5%
Hotels, Restaurants & Leisure - 0.5%
888 Holdings PLC(a)	363,436	442,638

Guernsey - 7.1%
IT Services - 7.1%
Amdocs, Ltd.	68,896	6,055,269

Israel - 75.7%(b)
Aerospace & Defense - 4.7%
Elbit Systems, Ltd.(c)	18,907	4,031,918
		$–
Automobile Components - 1.2%
Mobileye Global, Inc. - Class A(a)(c)	24,159	1,046,568
		$–
Biotechnology - 0.0%(d)
Pluri, Inc.(a)	1	1
		$–
Broadline Retail - 3.3%
Global-e Online, Ltd.(a)	71,464	2,832,118
		$–
Communications Equipment - 0.8%
AudioCodes, Ltd.	24,934	300,953
Gilat Satellite Networks, Ltd.(a)	58,121	355,120
		656,073
Electronic Equipment, Instruments & Components - 0.6%
Innoviz Technologies, Ltd.(a)(c)	203,681	515,313
		$–
Financial Services - 1.3%
Plus500, Ltd.	52,105	1,104,491
		$–
Health Care Equipment & Supplies - 2.3%
Inmode, Ltd.(a)(c)	69,541	1,546,592
Nano-X Imaging, Ltd.(a)(c)	67,455	429,688
		1,976,280
Household Durables - 0.6%
Maytronics, Ltd.	46,794	530,299
		$–
Independent Power and Renewable Electricity Producers - 2.5%
Energix-Renewable Energies, Ltd.	231,405	849,421
Enlight Renewable Energy, Ltd.(a)	61,494	1,191,471
		2,040,892
Interactive Media & Services - 0.9%
Taboola.com, Ltd.(a)	186,635	808,130
		$–
IT Services - 7.1%
Formula Systems 1985, Ltd.	6,899	442,269
Matrix IT, Ltd.	29,111	548,361
One Software Technologies, Ltd.	31,749	405,221
Wix.com, Ltd.(a)	37,688	4,636,378
		6,032,229
Machinery - 1.8%
Kornit Digital, Ltd.(a)	38,528	738,196
Stratasys, Ltd.(a)(c)	54,022	771,435
		1,509,631
Media - 1.8%
Perion Network, Ltd.(a)	38,898	1,200,781
Tremor International, Ltd.(a)	131,991	343,214
		1,543,995
Professional Services - 1.6%
Fiverr International, Ltd.(a)(c)	32,134	874,687
Hilan, Ltd.	10,484	551,050
		1,425,737
Semiconductors & Semiconductor Equipment - 11.9%
Camtek, Ltd.(a)(c)	21,417	1,485,911
Nova, Ltd.(a)	15,106	2,075,413
SolarEdge Technologies, Inc.(a)(c)	42,902	4,015,627
Tower Semiconductor, Ltd.(a)	84,164	2,568,686
		10,145,637
Software - 32.6%(e)
Cellebrite DI, Ltd.(a)	60,081	520,301
Check Point Software Technologies, Ltd.(a)	40,584	6,200,829
Cognyte Software, Ltd.(a)	62,354	400,936
CyberArk Software, Ltd.(a)(c)	29,248	6,406,773
JFrog, Ltd.(a)	74,055	2,563,044
Magic Software Enterprises, Ltd.	30,000	288,354
Monday.com, Ltd.(a)(c)	20,382	3,827,943
Nice, Ltd. - ADR(a)(c)	29,541	5,893,725
Pagaya Technologies, Ltd. - Class A(a)	311,910	430,436
Radware, Ltd.(a)	26,664	444,756
Riskified, Ltd. - Class A(a)	102,175	478,179
WalkMe, Ltd.(a)	33,952	362,268
		27,817,544
Technology Hardware, Storage & Peripherals - 0.7%
Nano Dimension, Ltd. - ADR(a)(c)	232,089	557,014
Total Israel		64,573,870

Jersey - 0.8%
Health Care Equipment & Supplies - 0.8%
Novocure, Ltd.(a)	46,402	692,782

Luxembourg - 0.5%
Hotels, Restaurants & Leisure - 0.5%
NEOGAMES SA(a)	15,677	448,833

United States - 14.1%
Aerospace & Defense - 1.2%
Leonardo DRS, Inc.(a)	49,974	1,001,479
		$–
Biotechnology - 0.5%
UroGen Pharma, Ltd.(a)	28,862	432,930
		$–
Electronic Equipment, Instruments & Components - 0.5%
Vishay Precision Group, Inc.(a)	12,765	434,904
		$–
Entertainment - 0.8%
Playtika Holding Corp.(a)	73,585	641,661
		$–
Financial Services - 1.3%
Payoneer Global, Inc.(a)	206,023	1,073,380
		$–
Independent Power and Renewable Electricity Producers - 3.0%
Ormat Technologies, Inc.	33,867	2,606,053
		$–
Insurance - 0.8%
Lemonade, Inc.(a)(c)	43,590	703,107
		$–
Semiconductors & Semiconductor Equipment - 0.5%
CEVA, Inc.(a)	18,912	429,492
		$–
Software - 5.5%(e)
LivePerson, Inc.(a)	90,363	342,476
SentinelOne, Inc. - Class A(a)(c)	162,116	4,448,462
		4,790,938
Total United States		12,113,944
TOTAL COMMON STOCKS (Cost $107,416,067)		85,138,987

SHORT-TERM INVESTMENTS - 26.9%
Investments Purchased with Proceeds from Securities Lending - 26.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(f)	22,697,410	22,697,410

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.28%(f)	366,664	366,664
TOTAL SHORT-TERM INVESTMENTS (Cost $23,064,074)		23,064,074

TOTAL INVESTMENTS - 126.5% (Cost $130,480,141)		108,203,061
Liabilities in Excess of Other Assets - (26.5)%		(22,699,912)
TOTAL NET ASSETS - 100.0%		$85,503,149

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $21,780,553 which represented 25.5% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	The rate shown represents the 7-day effective yield as of December 31, 2023.

 ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

BlueStar Israel Technology ETF
	Level 1	Level 2	Level 3	Total
Investments:

Common Stocks	$85,138,987	$–	$–	$85,138,987
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	22,697,410
Money Market Funds	366,664	–	–	366,664
Total Investments	$85,505,651	$–	$–	$108,203,061

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.